Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Beginning Balance, equity		£ 63,779		£ 66,016		£ 71,365
Issued to staff under share incentive plans, equity		579		500		591
Issuances relating to Scrip Dividend Programme, equity		182		88		117
Capital reorganisation				0
Other movements		3		(16)		16
Ending Balance, equity		65,660		63,779		66,016
Total share capital and share premium [member]
Beginning Balance, equity		4,311	[1]	22,045	[1]	21,842
Issued to staff under share incentive plans, equity	[1]	101		51		86
Issuances relating to Scrip Dividend Programme, equity	[1]	182		88		117
At1 securities issuance		0		0
At1 securities redemption		0		0
Capital reorganisation	[1]			(17,873)
Other movements	[1]	0		0		0
Ending Balance, equity	[1]	4,594		4,311		22,045
Other equity instruments [member]
Beginning Balance, equity		9,632	[1]	8,941	[1]	6,449
Issued to staff under share incentive plans, equity	[1]	0		0		0
Issuances relating to Scrip Dividend Programme, equity	[1]	0		0		0
At1 securities issuance		3,500		1,925
At1 securities redemption		(2,262)		(1,233)
Capital reorganisation	[1]			0
Other movements	[1]	1		(1)		2
Ending Balance, equity	[1]	£ 10,871		£ 9,632		£ 8,941
Ordinary shares [member]
Begining balance, shares		17,133		17,060
Issued to staff under share incentive plans, shares		76		30
Issuances relating to Scrip Dividend Programme, shares		113		43
Capital reorganisation				£ (17,873)
Ending balance, shares		17,322		17,133		17,060
Ordinary shares [member] | Total share capital and share premium [member]
Begining balance, shares		17,133
Ending balance, shares		17,322		17,133
Ordinary shares [member] | Share capital [member]
Beginning Balance, equity		£ 4,283		£ 4,265
Issued to staff under share incentive plans, equity		19		7
Issuances relating to Scrip Dividend Programme, equity		29		11
At1 securities issuance		0		0
At1 securities redemption		0		0
Capital reorganisation				0
Other movements		0		0
Ending Balance, equity		4,331		4,283		£ 4,265
Ordinary shares [member] | Share premium [member]
Beginning Balance, equity		28		17,780
Issued to staff under share incentive plans, equity		82		44
Issuances relating to Scrip Dividend Programme, equity		153		77
At1 securities issuance		0		0
At1 securities redemption		0		0
Capital reorganisation				(17,873)
Other movements		0		0
Ending Balance, equity		£ 263		£ 28		£ 17,780

[1]	For further details refer to Note 28